Discontinued Operations And Other Dispositions (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions			1 Months Ended				3 Months Ended									12 Months Ended
	Jul. 14, 2015	Jul. 04, 2010	Aug. 31, 2014	Feb. 28, 2013	Feb. 29, 2012	Jan. 31, 2012	Dec. 31, 2014	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Mar. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales																$ 759.8	$ 834.9	$ 795.5
Proceeds from sale of business																0.0	0.0	337.5
Sales							$ 5,224.2	$ 4,707.1	$ 4,783.5	$ 4,439.2	$ 5,044.0	$ 4,479.4	$ 4,534.1	$ 4,225.6		$ 19,154.0	18,283.1	17,474.8
After-tax gain on sale of business, per diluted share																$ 0.11
Gain on sale of a product line																$ 33.9	0.0	0.0
Note receivable							$ 275.0				$ 224.0					275.0	224.0
Pre-tax gain on sale of unconsolidated joint venture																0.0	229.8	0.0
Earnings from unconsolidated joint venture																0.0	0.0	$ 69.9
Apex
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership in limited liability company		50.00%																50.00%
Proceeds from sale of equity method investments				$ 1,600.0
Total fair value of consideration received				797.1
Cash received from sale of sale of investment				758.6
Dividends received prior to the closing of the sale				66.6
Note receivable				38.5
Pre-tax gain on sale of unconsolidated joint venture				229.8										230.0
After-tax gain on sale of unconsolidated joint venture				$ 143.6										$ 144.0
Realized gain on disposal, per diluted share														$ 0.20
Earnings from unconsolidated joint venture																		$ 70.0
ASI
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business						$ 132.0
KEO
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business					$ 205.0
ASI and KEO
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate after-tax gain on disposition															$ 94.0
Sales																			$ 275.0
After-tax gain on sale of business, per diluted share															$ 0.13
EVS hybrid
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business			$ 87.0
Sales																$ 60.0	$ 100.0	$ 100.0
After-tax gain on sale of business, per diluted share								$ 0.04
Gain on sale of a product line								$ 34.0
After tax gain on disposal net of tax								$ 26.0
Subsequent Event | Communications business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares redeemed through the distribution of the Communications Business, shares held as Treasury shares	26.0
Shares redeemed through the distribution of the communications business (26.0 shares held as Treasury shares), value	$ 2,300.0
Consideration of shares, number of shares	62.5
Disposition of communications business, percentage of investment ownership	60.00%
Transition services agreement period, maximum	12 months